Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000005467
Average Annual Return [Line Items]
Average Annual Return, Percent	23.13%	12.18%		7.57%
Without Sales Load [Member] | C000224348
Average Annual Return [Line Items]
Average Annual Return, Percent	23.41%		12.19%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%	12.33%		7.48%
MSCI EAFE Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.02%